Business Geographical Information (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Revenues [Line Items]
Revenues	$ 10,570.2		$ 9,911.6		$ 10,313.2
Long-lived Assets [Line Items]
Long-lived Assets	1,360.2	[1]	1,285.9	[1]	1,227.9	[1]
United States
Revenues [Line Items]
Revenues	7,071.3	[2]	6,658.7	[2]	6,989.5	[2]
Long-lived Assets [Line Items]
Long-lived Assets	748.8	[1]	707.0	[1]	708.5	[1]
Germany
Revenues [Line Items]
Revenues	1,360.5	[2]	1,166.2	[2]	1,134.6	[2]
Long-lived Assets [Line Items]
Long-lived Assets	121.7	[1]	127.9	[1]	98.9	[1]
United Kingdom
Revenues [Line Items]
Revenues	869.3	[2]	891.1	[2]	978.2	[2]
Long-lived Assets [Line Items]
Long-lived Assets	170.4	[1]	158.2	[1]	129.3	[1]
All Other Countries [Member]
Revenues [Line Items]
Revenues	3,254.2	[2]	2,929.2	[2]	2,921.1	[2]
Long-lived Assets [Line Items]
Long-lived Assets	319.3	[1]	292.8	[1]	291.2	[1]
Transfers among geographical areas [Member]
Revenues [Line Items]
Revenues	$ (1,985.1)	[3]	$ (1,733.6)	[3]	$ (1,710.2)	[3]

[1]	Includes property, plant and equipment, net.
[2]	Revenues are attributed to countries based on selling location.
[3]	Transfers among geographical areas are accounted for at prices that are representative of transactions with unaffiliated parties.